CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Income Statement [Abstract]
REVENUES:	$ 57,113	$ 59,953
COSTS AND EXPENSES:
Cost of sales	50,252	52,355
General and administrative expenses	7,710	7,109
Franchise expenses	3,896	3,636
Pre-opening expenses	162	883
Loss on sale of assets	882	0
Impairment of long-lived assets and other lease charges (See Note A)	5,877	1,698
Bad debt	342	101
Interest expense	106	4
Total costs and expenses	69,227	65,786
LOSS FROM CONTINUING OPERATIONS BEFORE TAXES	(12,114)	(5,833)
Income tax expense	53	2,654
LOSS FROM CONTINUING OPERATIONS	(12,167)	(8,487)
Loss from discontinued operations, net of taxes	(324)	(399)
Net loss	$ (12,491)	$ (8,886)
LOSS PER SHARE OF COMMON STOCK - BASIC:
Loss from continuing operations	$ (1.15)	$ (0.82)
Loss from discontinued operations	(0.03)	(0.04)
Net loss	(1.18)	(0.86)
LOSS PER SHARE OF COMMON STOCK - DILUTED:
Loss from continuing operations	(1.15)	(0.82)
Loss from discontinued operations	(0.03)	(0.04)
Net loss	$ (1.18)	$ (0.86)
Weighted average common shares outstanding - basic	10,617	10,317
Weighted average common shares outstanding - diluted	10,617	10,317